Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL
INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Class A (—) Class I (—) Class K (SIVSX)
Supplement dated September 20, 2021 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated April 30, 2021 as may be supplemented or revised from time to time
Effective immediately, all references to State Street Global Advisors Ireland Limited shall be deleted from the Fund’s prospectus, summary prospectus and SAI and replaced with State Street Global Advisors Europe Limited.
The remainder of the Prospectus, Summary Prospectus and SAI remains unchanged.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL
INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Class A (—) Class I (—) Class K (SIVSX)
Supplement dated September 20, 2021 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated April 30, 2021 as may be supplemented or revised from time to time
Effective immediately, all references to State Street Global Advisors Ireland Limited shall be deleted from the Fund’s prospectus, summary prospectus and SAI and replaced with State Street Global Advisors Europe Limited.
The remainder of the Prospectus, Summary Prospectus and SAI remains unchanged.